SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 19, 2024 USD ($) shares	Mar. 04, 2024 shares	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 € / shares shares	Jun. 22, 2023 shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued										1,237,751						1,237,751		1,000,000	864,000
Par value per share | € / shares																€ 1
Convertible note								$ 569,000	$ 828
Proceeds from issuing shares | $											$ 182,000	$ 5,892,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				606,060
Proceeds from issuing shares | $				$ 697
[custom:WarrantsExercisePricePerShare-0] | $ / shares				$ 1.15																$ 5.28
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		160,227
Par value per share | $ / shares										$ 0.0022
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of warrants							909,090,000
Warrants exercised							454,544,000
Aggregate ordinary shares							454,544,000
Exercise price, share options granted | $ / shares						$ 0.5
[custom:WarrantExercisePriceShare] | $ / shares			$ 0.2378
Fee and commission income | $			$ 2,900,000
[custom:OfferingExpensesPayable] | $			$ 2,660,000
[custom:ConvertibleSecurityToInvestorDescription]						(i) a convertible security to an investor relating to a loan in the principal amount of $
Convertible note | $						$ 407,000
Proceeds from issuing shares | $						350,000
Restricted stock unit shares		1,500,000
Restricted stock unit vested shares		166,667
[custom:OrdinaryShares-0]													30,000
Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares															3,789,264
Nonadjusting event [member] | Ordinary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinary shares															2,619,377
Nonadjusting event [member] | Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Ordinary shares														100,000
Nonadjusting event [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares															2,619,367
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	345,349
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	606,061
Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments | $															$ 5,000,000
Underwriting agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			12,124,666
Par value per share | $ / shares			$ 0.24
[custom:PreFundedWarrantsConvertibleDescription]			1-for-1 basis
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Payment for fee | $		$ 200,000,000				$ 200,000,000
Warrant shares		250,000				250,000
Exercise price, share options granted | $ / shares						$ 0.0022
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,619,377						2,619,377
Borrowing costs incurred | $					$ 2,574,000
[custom:OriginalIssueDiscount-0]					40.00%
[custom:InterestAccruedPercent-0]					12.00%
[custom:ConversionPrice] | $ / shares					$ 1.6378
Warrant reserve | $					$ 6
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,619,367
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					3,929,051
[custom:WarrantsExercisePricePerShare-0] | $ / shares					$ 0.0022
Securities purchase agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	11,825,508
Promissory note | $	$ 2,000,000.0
Principal amount | $	2,250,000
Borrowing costs incurred | $	$ 2,000.0
[custom:OriginalIssueDiscount-0]	10.00%
[custom:InterestAccruedPercent-0]	12.00%
[custom:WarrantTerm-0]	5 years
Exercise price of outstanding share options | $ / shares	$ 0.157
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount | $													$ 30,000,000
[custom:PurchasePricePercentage-0]													95.00%